Other current and non-current assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Summary of Other current assets

Other current assets consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Prepaid expenses	10,586	12,920
Value added tax receivables	1,035	782
Other assets	18,592	14,870
Total	30,213	28,572
Prepaid expenses include expenses for the supply of lentiviral vector of €1.1 million as of June 30, 2026 and €2.7 million as of December 31, 2025, respectively, of which €0.9 million is attributable to an upfront payment pursuant to the execution of a commercial supply agreement for anzu-cel. In addition, p
Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Prepaid expenses	2,583	1,081
Other assets	700	769
Total	3,283	1,850